INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxes under statutory US tax rates, amount	$ (1,030)	$ (815)
Taxes under statutory US tax rates, percentage	21.00%	21.00%
Foreign taxes and rate differential, amount		$ 7
Foreign taxes and rate differential, percentage
Increase (decrease) in valuation allowance, amount	$ 534	$ 696
Increase (decrease) in valuation allowance, percentage	(11.00%)	(18.00%)
Permanent Differences, amount	$ 371	$ 284
Permanent Differences, percentage	(8.00%)	(7.00%)
Change in State tax rate, amount	$ 217	$ 25
Change in State tax rate, percentage	(4.00%)	(1.00%)
State & local taxes net of federal benefit, amount	$ (92)	$ (197)
State & local taxes net of federal benefit, percentage	2.00%	5.00%
Income tax expense, amount
Income tax expense, percentage